Variable Interest Entities (Tables)	12 Months Ended
Jun. 30, 2023
Variable Interest Entities
Summary of balances and amounts of the VIEs included in the Group's consolidated financial statements

	As of June 30,
	2022	2023	2023
	(RMB)	(RMB)	(US$)

Total Assets	1,609,296	2,243,526	310,488
Total liabilities	784,499	1,183,705	163,816

	Years Ended June 30,
	2021	2022	2023	2023
	(RMB)	(RMB)	(RMB)	(US$)

Net revenues	1,834,422	1,942,113	2,091,757	301,280
Net income	207,662	239,445	131,222	18,900
Cash flow provided by operating activities	334,038	242,326	525,229	75,650
Cash flow used in investing activities	(14,631)	(286,497)	(201,099)	(28,965)
Cash flow provided by/(used in) financing activities	4,895	(1,000)	1,568	226